Revenues - Summary of the Supply of Electricity by Type of Consumer (Detail) R$ in Millions	12 Months Ended
	Dec. 31, 2017 BRL (R$) GWh	Dec. 31, 2016 BRL (R$) GWh	Dec. 31, 2015 BRL (R$) GWh
Disclosure of revenue [Line Items]
Supply of electricity in GWh | GWh	42,461	43,046	46,035
Own consumption | GWh	37	37	38
Unbilled revenue | GWh	0	0	0
Supply of electricity including own consumption and not invoiced | GWh	42,498	43,083	46,073
Wholesale supply to other concession holders | GWh	12,777	12,509	10,831
Wholesale supply unbilled, net | GWh	0	0	0
Total | GWh	55,275	55,592	56,904
Revenue from sale of electricity | R$	R$ 20,378	R$ 20,657	R$ 20,062
Own consumption | R$	0	0	0
Unbilled revenue | R$	61	(199)	257
Supply of electricity including own consumption and not invoiced | R$	20,439	20,458	20,319
Wholesale supply to other concession holders | R$	1,727	2,713	2,358
Wholesale supply unbilled, net | R$	1,535	259	(151)
Revenue from sale of electricity | R$	R$ 23,701	R$ 23,430	R$ 22,526
Electricity Distribution [member] | Residential [member]
Disclosure of revenue [Line Items]
Supply of electricity in GWh | GWh	10,008	9,916	9,830
Revenue from sale of electricity | R$	R$ 7,842	R$ 7,819	R$ 7,297
Electricity Distribution [member] | Industrial [member]
Disclosure of revenue [Line Items]
Supply of electricity in GWh | GWh	17,761	19,494	22,969
Revenue from sale of electricity | R$	R$ 4,907	R$ 5,396	R$ 5,781
Electricity Distribution [member] | Commercial, services and others [member]
Disclosure of revenue [Line Items]
Supply of electricity in GWh | GWh	7,507	6,573	6,434
Revenue from sale of electricity | R$	R$ 4,342	R$ 4,359	R$ 3,956
Electricity Distribution [member] | Rural [member]
Disclosure of revenue [Line Items]
Supply of electricity in GWh | GWh	3,651	3,575	3,380
Revenue from sale of electricity | R$	R$ 1,629	R$ 1,463	R$ 1,407
Electricity Distribution [member] | Public authorities [member]
Disclosure of revenue [Line Items]
Supply of electricity in GWh | GWh	866	886	892
Revenue from sale of electricity | R$	R$ 532	R$ 545	R$ 548
Electricity Distribution [member] | Public Lighting [member]
Disclosure of revenue [Line Items]
Supply of electricity in GWh | GWh	1,367	1,350	1,326
Revenue from sale of electricity | R$	R$ 537	R$ 528	R$ 533
Electricity Distribution [member] | Public service [member]
Disclosure of revenue [Line Items]
Supply of electricity in GWh | GWh	1,301	1,252	1,204
Revenue from sale of electricity | R$	R$ 589	R$ 547	R$ 540